UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 09/30
                         -----

Date of reporting period: 3/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                      MARCH 31, 2005
--------------------------------------------------------------------------------


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    SEMIANNUAL REPORT AND SHAREHOLDER LETTER        |      INCOME
--------------------------------------------------------------------------------
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                 FRANKLIN
        STRATEGIC MORTGAGE PORTFOLIO                  Eligible shareholders can
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 FRANKLIN TEMPLETON INVESTMENTS

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to distinctly
                                 different investment approaches, Franklin,
                                 Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Strategic Mortgage Portfolio .....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................    8

Financial Highlights and Statement of Investments .........................   10

Financial Statements ......................................................   16

Notes to Financial Statements .............................................   19

Shareholder Information ...................................................   27

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

During the six-month period ended March 31, 2005, several positive signs suggested the U.S. economy was on course for sustained economic growth as business spending increased, the labor market firmed and productivity remained strong. Although the major stock market indexes edged moderately higher during the period under review, gains were dampened by inflation fears, mostly due to volatile oil prices and the U.S. dollar's declining value relative to other currencies. For example, the Dow Jones Industrial Average gained 5.37%.(1) Despite the Federal Reserve Board's (Fed's) efforts to manage inflation through measured rate increases, speculation remained about the size and timing of rate hikes needed to attain the Fed's desired neutral level -- one that neither spurs nor inhibits growth. However, given the current historically low interest rate environment and continued robust productivity growth, our long-term outlook for the financial markets remains optimistic.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1
called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Strategic Mortgage Portfolio, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

This report contains new information about the Board of Trustees' approval of the Fund's investment advisory contract in the past six months. It is designed to give you an understanding of several factors considered before the Board approved its contract with the Investment Manager. The disclosure is in the "Shareholder Information" section beginning on page 27.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Strategic Mortgage Portfolio

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF MARCH 31, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks a high level of total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +0.89% cumulative total return. The Fund underperformed its benchmark, the Citigroup Mortgage Index, which returned 1.10% for the same period.(2) For comparison, the Lipper U.S. Mortgage Funds Objective Average returned 0.57%, and the Lehman Brothers U.S.

(1) U.S. government securities owned by the Fund or held under repurchase agreement, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support. Yield and share price are not guaranteed and will fluctuate with market conditions.

(2) Source: Standard & Poor's Micropal. The Citigroup Mortgage Index, a component of the Citigroup U.S. Broad Investment-Grade Bond Index, is a total return index that includes approximately 183 GNMA, FNMA and FHLMC issues. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
3/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS*
--------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)                               39.8%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. (FHLMC)                                   36.3%
--------------------------------------------------------------------------------
Government National Mortgage Association (GNMA)                            17.7%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    16.0%
--------------------------------------------------------------------------------
Short-Term Investments                                                      4.0%
--------------------------------------------------------------------------------

*     Other net assets = -13.8% due to liabilities for forward settlements.

Treasury Index, a component of the Lehman Brothers U.S. Government Index, returned 0.01%.(3) You can find the Fund's performance data in the Performance Summary on page 7.

ECONOMIC AND MARKET OVERVIEW

Overall domestic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers' ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase by 6.1% (not adjusted for inflation) in March 2005 compared with the same month a year earlier, which supported U.S. economic growth.(4)

Business spending also rose during the reporting period, contributing to economic growth. For example, nonresidential investment spending increased 14.5% in the fourth quarter of 2004, although it slowed to 4.7% in the first quarter of 2005.(5) Historically low interest rates continued to allow many companies easy access to capital, and ample cash helped some companies to boost their balance sheets. Many corporate debt investments also benefited from this improvement early in the period. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

(3) Sources: Lipper Inc.; Lehman Brothers Inc. The Lipper U.S. Mortgage Funds Objective Average is calculated by averaging the total return for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/ securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the six-month period ended 3/31/05, the Lipper U.S. Mortgage Funds Objective Average consisted of 85 funds. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if these or other factors had been considered. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities
      (TIPS). Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(4)   Source: Bureau of Labor Statistics.

(5)   Source: Bureau of Economic Analysis.


4 | Semiannual Report

Energy prices rose significantly, as oil prices neared $57 a barrel.(6) The Federal Reserve Board (Fed) raised the federal funds target rate to 2.75% from 1.75% during the reporting period. Inflation remained relatively contained, as measured by the 2.3% rise for the core Consumer Price Index (CPI), which excludes volatile food and energy costs, for the 12 months ended March 31, 2005. Although higher than in the past two calendar years, this matched the core CPI's 10-year average of 2.3%.(4) The Fed funds futures contracts priced in the potential for further rate increases. During the period, the yield curve flattened somewhat, as the 10-year U.S. Treasury yield also increased, but not as much as the shorter end of the curve. At period-end, the 10-year Treasury yielded 4.50%.

INVESTMENT STRATEGY

We invest at least 80% of total net assets in mortgage-backed securities and mortgage-related securities. Normally we focus on mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total net assets are invested in securities rated AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service (Moody's), independent credit rating agencies. The remaining 35% of portfolio securities will be rated at least BBB by S&P or Baa by Moody's or, if unrated, securities will be deemed of comparable quality by the Fund's manager. We analyze securities using research to help identify attractive investment opportunities.

MANAGER'S DISCUSSION

With the increase in overall interest rates, the mortgage-backed securities market provided positive total returns during the reported period, aiding Fund performance versus its Lipper peer group. During periods of stable or rising interest rates, mortgages have historically outperformed comparable maturity Treasury bonds, due largely to their higher income component and lower durations, or price sensitivity to interest rate changes.

Early in the period, we added to our mortgage-related asset backed positions, as they represented better value compared to some other mortgage sectors. As we neared the close of the reporting period, the difference in yields (spreads) between mortgage related asset-backed securities and Treasuries tightened. As a result, we sold a portion of our mortgage-related asset backed securities into a strong market. In agency mortgage backed securities (MBS), we continued to use our research to uncover areas of the market where prepayment risk may have been over- or underestimated in the price. When managing our portfolios,

(6)   Source: Bloomberg Energy/Commodity Service.

DIVIDEND DISTRIBUTIONS*
10/1/04-3/31/05

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
October                                                             4.1471 cents
--------------------------------------------------------------------------------
November                                                            4.4582 cents
--------------------------------------------------------------------------------
December                                                            4.1089 cents
--------------------------------------------------------------------------------
January                                                             4.0428 cents
--------------------------------------------------------------------------------
February                                                            4.0573 cents
--------------------------------------------------------------------------------
March                                                               4.0825 cents
--------------------------------------------------------------------------------
TOTAL                                                              24.8968 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                           Semiannual Report | 5
we look at our allocations across the coupon spectrum relative to the Fund's benchmark, the Citigroup Mortgage Index. Over the period, we increased our relative weighting in 5% coupon while decreasing our relative weighting in 6% coupon agency MBS. We also increased our allocation to hybrid adjustable rate mortgages over the period.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.


                        /s/ Roger A. Bayston
[PHOTO OMITTED]
                        Roger A. Bayston, CFA
                        Portfolio Manager
                        Franklin Strategic Mortgage Portfolio

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

PERFORMANCE SUMMARY AS OF 3/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FSMIX)                                CHANGE        3/31/05       9/30/04
------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.16        $  9.80       $  9.96
------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-3/31/05)
------------------------------------------------------------------------------------------
Dividend Income                       $0.248968
------------------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE.

-----------------------------------------------------------------------------------------
CLASS A                             6-MONTH           1-YEAR        5-YEAR       10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return(2)            +0.89%           +2.51%       +39.98%       +97.29%
-----------------------------------------------------------------------------------------
Average Annual Total Return(3)        -3.38%           -1.87%        +6.04%        +6.57%
-----------------------------------------------------------------------------------------
     Distribution Rate(4)                     4.68%
-----------------------------------------------------------------------------------------
     30-Day Standardized Yield(5)             3.71%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current maximum sales charge. Six-month return has not been annualized.

(4) Distribution rate is based on the sum of distributions per share for the last 30 days of March and the maximum offering price of $10.23 on 3/31/05.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/05.


                                                           Semiannual Report | 7

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES PAID DURING
CLASS A                                        VALUE 9/30/04         VALUE 3/31/05          PERIOD* 9/30/04-3/31/05
-------------------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000                $ 1,008.90                    $ 2.70
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000                $ 1,022.24                    $ 2.72
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      MARCH 31, 2005                     YEAR ENDED SEPTEMBER 30,
                                                       (UNAUDITED)      2004          2003          2002        2001          2000
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $     9.96     $   10.06    $    10.36   $     10.27  $    9.77   $     9.74
                                                     -------------------------------------------------------------------------------
Income from investment operations:

 Net investment income ...........................          0.195         0.328         0.285         0.488      0.657        0.663

 Net realized and unrealized gains (losses).......         (0.106)        0.112         0.048         0.280      0.539        0.043
                                                     -------------------------------------------------------------------------------
Total from investment operations .................          0.089         0.440         0.333         0.768      1.196        0.706
                                                     -------------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................         (0.249)       (0.540)       (0.542)       (0.596)    (0.693)      (0.676)

 Net realized gains ..............................             --            --        (0.091)       (0.082)        --           --
                                                     -------------------------------------------------------------------------------
Total distributions ..............................         (0.249)       (0.540)       (0.633)       (0.678)    (0.693)      (0.676)
                                                     -------------------------------------------------------------------------------
Redemption fees ..................................             --(c)         --(c)         --            --         --           --
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ...................     $     9.80     $    9.96    $    10.06   $     10.36  $   10.27   $     9.77
                                                     ===============================================================================

Total return(a) ..................................           0.89%         4.41%         3.40%         7.79%     12.60%        7.60%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $  379,560     $ 376,848    $  421,827   $   407,701  $ 188,330   $   49,572

Ratios to average net assets:

 Expenses ........................................           0.54%(d)      0.54%         0.52%         0.54%      0.64%        0.63%

 Expenses net of waiver and payments
  by affiliate ...................................           0.54%(d)      0.54%         0.52%         0.25%        --%          --%

 Net investment income ...........................           3.91%(d)      3.29%         2.79%         4.78%      5.98%        6.87%

Portfolio turnover rate ..........................          69.04%       245.18%       288.41%       219.99%    310.95%      226.43%

Portfolio turnover rate excluding mortgage
 dollar rolls(b) .................................          15.36%        50.14%       125.17%        87.47%     87.91%       42.00%

(a) Total return does not reflect sales commissions and is not annualized for periods less than one year.

(b)   See Note 1(d) regarding mortgage dollar rolls.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


10 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 109.8%
   MARTGAGE BACKED SECURITIES 93.8%
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 32.0%
   FHLMC Gold 15 Year, 4.50%, 10/01/18 ...............................................          $ 11,352,332         $ 11,139,967
   FHLMC Gold 15 Year, 4.50%, 11/01/18 ...............................................             5,233,192            5,135,296
   FHLMC Gold 15 Year, 4.50%, 11/01/18 - 3/01/20 .....................................             8,280,675            8,119,497
   FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .....................................             6,230,862            6,243,966
   FHLMC Gold 15 Year, 5.50%, 10/01/18 - 4/01/19 .....................................             3,500,621            3,577,590
   FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ......................................                10,801               11,253
   FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ......................................                11,537               12,090
   FHLMC Gold 15 Year, 7.50%, 4/01/10 ................................................                 4,266                4,481
   FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .....................................               284,246              299,266
   FHLMC Gold 20 Year, 6.50%, 2/01/19 ................................................             1,244,415            1,298,240
(a)FHLMC Gold 30 Year, 5.00%, 4/01/33 ................................................            30,850,000           30,184,812
   FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/34 .....................................               839,280              823,210
(a)FHLMC Gold 30 Year, 5.50%, 4/01/33 ................................................             7,725,000            7,746,723
   FHLMC Gold 30 Year, 5.50%, 9/01/33 - 3/01/35 ......................................             4,204,790            4,220,949
   FHLMC Gold 30 Year, 5.50%, 3/01/35 ................................................            13,119,489           13,167,047
   FHLMC Gold 30 Year, 6.00%, 7/01/28 - 10/01/33 .....................................               987,559            1,011,508
   FHLMC Gold 30 Year, 6.00%, 8/01/34 ................................................             7,589,722            7,772,720
   FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 .....................................             2,188,892            2,281,005
   FHLMC Gold 30 Year, 7.00%, 9/01/21 - 7/01/32 ......................................             7,800,398            8,229,630
   FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .....................................             2,289,277            2,449,832
   FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ......................................               297,990              321,942
   FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .....................................               834,858              897,986
   FHLMC Gold 30 Year, 9.00%, 9/01/30 ................................................               688,283              762,633
   FHLMC Gold 30 Year, 9.25%, 12/01/08 ...............................................               110,030              113,407
   FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .....................................             2,467,326            2,726,820
   FHLMC Gold 30 Year, 10.00%, 1/01/19 ...............................................               239,447              270,573
   FHLMC PC 20 Year, 8.50%, 5/01/17 ..................................................             1,860,051            2,012,612
   FHLMC PC 25 Year, 9.25%, 8/01/14 ..................................................                 8,092                8,806
   FHLMC PC 25 Year, 9.50%, 12/01/09 .................................................                94,950              100,509
   FHLMC PC 30 Year, 8.00%, 4/01/08 - 5/01/17 ........................................                65,219               70,134
   FHLMC PC 30 Year, 8.50%, 2/01/17 ..................................................                17,492               18,999
   FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ........................................                 8,215                8,744
   FHLMC PC 30 Year, 9.125%, 9/01/17 .................................................                 4,812                5,234
   FHLMC PC 30 Year, 9.25%, 3/01/10 ..................................................                 2,043                2,100
   FHLMC PC 30 Year, 9.50%, 8/01/19 ..................................................               234,788              257,046
                                                                                                                     ------------
                                                                                                                      121,306,627
                                                                                                                     ------------
(b)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.3%
   FHLMC, 3.00%, 4/01/17 .............................................................               125,504              127,507
   FHLMC, 3.431%, 5/01/22 ............................................................               341,253              358,634
   FHLMC, 3.50%, 4/01/18 .............................................................               164,515              169,401
   FHLMC, 3.568%, 5/01/20 ............................................................               465,086              474,134
   FHLMC, 3.661%, 11/01/16 ...........................................................               736,344              753,542
   FHLMC, 3.866%, 7/01/22 ............................................................             2,649,437            2,725,720
   FHLMC, 3.87%, 11/01/25 ............................................................               182,106              185,474
   FHLMC, 4.208%, 11/01/25 ...........................................................               846,436              873,360
   FHLMC, 4.297%, 12/01/30 ...........................................................               346,656              358,931
   FHLMC, 4.352%, 7/01/24 ............................................................               438,318              453,933


                                                          Semiannual Report | 11

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE BACKED SECURITIES (CONT.)
(b)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONT.)
   FHLMC, 4.362%, 3/01/19 ............................................................          $    397,024         $    409,076
   FHLMC, 4.437%, 9/01/27 ............................................................               346,600              355,817
   FHLMC, 4.458%, 4/01/24 ............................................................               518,170              524,462
   FHLMC, 4.509%, 5/01/30 ............................................................               735,144              757,557
   FHLMC, 5.217%, 1/01/32 ............................................................               673,598              694,934
   FHLMC, 5.232%, 10/01/18 ...........................................................               432,141              434,044
   FHLMC, 5.642%, 1/01/31 ............................................................               754,923              770,708
   FHLMC, 5.894%, 1/01/28 ............................................................               552,630              556,418
   FHLMC, 6.048%, 7/01/30 ............................................................               771,324              773,401
   FHLMC, 6.119%, 8/01/31 ............................................................               197,062              201,261
   FHLMC, 6.296%, 4/01/30 ............................................................             3,784,837            3,867,433
   FHLMC, 6.559%, 4/01/31 ............................................................               131,338              134,429
   FHLMC, 6.871%, 11/01/19 ...........................................................               344,390              355,244
                                                                                                                     ------------
                                                                                                                       16,315,420
                                                                                                                     ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 31.5%
   FNMA 15 Year, 5.00%, 6/01/18 - 3/01/20 ............................................             4,935,933            4,937,530
   FNMA 15 Year, 5.00%, 7/01/18 ......................................................             7,030,114            7,038,630
   FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ............................................             6,892,127            7,032,987
   FNMA 15 Year, 6.00%, 1/01/11 - 5/01/17 ............................................             6,651,398            6,872,951
   FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ...........................................               721,371              753,649
   FNMA 15 Year, 7.00%, 11/01/11 .....................................................                 2,409                2,525
   FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ............................................                56,757               59,907
   FNMA 20 Year, 6.50%, 5/01/16 - 5/01/19 ............................................             6,611,296            6,906,974
   FNMA 20 Year, 10.00%, 8/01/15 .....................................................                85,480               95,345
(a)FNMA 30 Year, 5.00%, 4/15/33 ......................................................            15,000,000           14,667,180
   FNMA 30 Year, 5.00%, 4/01/34 ......................................................             1,907,251            1,866,509
   FNMA 30 Year, 5.50%, 9/01/33 - 12/01/34 ...........................................            14,800,304           14,850,950
   FNMA 30 Year, 5.50%, 11/01/34 .....................................................            25,327,206           25,389,206
   FNMA 30 Year, 6.00%, 12/01/23 .....................................................                 4,111                4,232
   FNMA 30 Year, 6.00%, 11/01/34 .....................................................             4,035,186            4,126,844
   FNMA 30 Year, 6.50%, 12/1/27 - 8/01/32 ............................................            13,749,493           14,306,419
   FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 ...........................................             3,494,012            3,688,009
   FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ............................................               882,274              944,291
   FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ............................................               147,635              158,977
   FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ..........................................             2,453,581            2,680,459
   FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ............................................               647,086              690,436
   FNMA 30 Year, 9.25%, 10/01/09 .....................................................                13,260               13,650
   FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ...........................................             1,042,077            1,146,110
   FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ...........................................               817,143              912,931
   FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ...........................................               113,294              126,458
   FNMA 30 Year, 11.00%, 10/01/15 - 6/01/30 ..........................................                87,221               97,022
   FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ...........................................                 6,843                7,631
   FNMA 30 Year, 12.50%, 9/01/13 - 12/01/13 ..........................................                 1,969                2,215
   FNMA GL 30 Year, 9.00%, 11/01/11 ..................................................               277,377              297,168
   FNMA PL 30 Year, 10.00%, 9/01/20 ..................................................                25,985               29,240
                                                                                                                     ------------
                                                                                                                      119,706,435
                                                                                                                     ------------


12 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE BACKED SECURITIES (CONT.)
(b)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 8.3%
   FNMA, 3.368%, 1/01/18 .............................................................          $  3,579,622         $  3,640,618
   FNMA, 3.422%, 7/01/27 .............................................................               351,559              360,108
   FNMA, 3.575%, 7/01/14 .............................................................               746,699              757,876
   FNMA, 3.949%, 11/01/31 ............................................................             2,001,138            2,071,229
   FNMA, 3.982%, 8/01/29 .............................................................               312,774              324,660
   FNMA, 3.985%, 7/01/26 .............................................................               101,845              104,291
   FNMA, 4.003%, 10/01/29 ............................................................               617,567              639,674
   FNMA, 4.04%, 7/01/19 ..............................................................             3,150,651            3,231,105
   FNMA, 4.09%, 4/01/21 ..............................................................               134,505              137,502
   FNMA, 4.125%, 9/01/18 .............................................................                62,077               62,681
   FNMA, 4.138%, 8/01/26 .............................................................               400,184              409,029
   FNMA, 4.19%, 12/01/22 .............................................................               404,689              413,458
   FNMA, 4.238%, 9/01/33 .............................................................             3,508,791            3,377,719
   FNMA, 4.247%, 4/01/18 .............................................................                85,175               88,332
   FNMA, 4.264%, 8/01/30 .............................................................               654,779              676,798
   FNMA, 4.295%, 7/01/25 .............................................................               222,912              228,683
   FNMA, 4.344%, 5/01/27 .............................................................               483,076              497,909
   FNMA, 4.358%, 10/01/24 ............................................................               858,576              884,305
   FNMA, 4.431%, 7/01/17 .............................................................               285,335              285,997
   FNMA, 4.513%, 5/01/27 .............................................................             1,491,093            1,530,440
   FNMA, 4.547%, 10/01/19 ............................................................               669,584              673,483
   FNMA, 4.561%, 1/01/17 .............................................................               955,260              973,269
   FNMA, 4.636%, 2/01/32 .............................................................               418,006              424,233
   FNMA, 4.662%, 8/01/27 .............................................................               177,272              181,583
   FNMA, 4.664%, 6/01/25 .............................................................               286,714              291,471
   FNMA, 4.75%, 10/01/29 .............................................................               149,384              152,659
   FNMA, 4.913%, 5/01/25 .............................................................                53,253               54,013
   FNMA, 4.924%, 4/01/27 .............................................................               382,742              392,393
   FNMA, 4.955%, 6/01/17 .............................................................               221,688              226,794
   FNMA, 5.153%, 12/01/31 ............................................................               495,491              508,467
   FNMA, 5.176%, 8/01/32 .............................................................               268,920              277,406
   FNMA, 5.246%, 5/01/28 .............................................................             1,089,339            1,115,063
   FNMA, 5.452%, 5/01/21 .............................................................               590,564              602,580
   FNMA, 5.523%, 1/01/32 .............................................................               432,437              442,330
   FNMA, 5.765%, 5/01/30 .............................................................               205,491              211,385
   FNMA, 5.785%, 7/01/31 .............................................................             1,984,963            2,040,737
   FNMA, 5.858%, 8/01/29 .............................................................               111,221              112,363
   FNMA, 5.935%, 11/01/32 ............................................................               450,809              469,590
   FNMA, 5.95%, 4/01/18 ..............................................................               234,243              240,806
   FNMA, 5.952%, 5/01/31 .............................................................                69,615               72,730
   FNMA, 5.975%, 7/01/31 .............................................................               215,077              221,801
   FNMA, 6.019%, 6/01/31 .............................................................             1,008,659            1,017,930
   FNMA, 6.125%, 11/01/28 ............................................................               170,761              173,642
   FNMA, 6.18%, 12/01/24 .............................................................               195,096              201,528
   FNMA, 6.392%, 4/01/31 .............................................................               221,156              225,907
   FNMA, 7.279%, 9/01/32 .............................................................               464,986              483,577
   FNMA, 8.295%, 6/01/30 .............................................................                83,356               82,672
                                                                                                                     ------------
                                                                                                                       31,592,826
                                                                                                                     ------------


                                                          Semiannual Report | 13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE BACKED SECURITIES (CONT.)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 17.5%
   GNMA I SF 15 Year, 7.00%, 5/15/14 .................................................          $     87,417         $     92,446
   GNMA I SF 15 Year, 8.00%, 9/15/15 .................................................               172,953              183,939
   GNMA I SF 30 Year, 5.00%, 4/15/34 - 7/15/34 .......................................             9,284,915            9,172,655
   GNMA I SF 30 Year, 5.50%, 9/15/33 - 6/15/34 .......................................             2,982,660            3,013,801
   GNMA I SF 30 Year, 6.00%, 2/15/29 - 12/15/33 ......................................             2,712,584            2,791,259
   GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 .......................................             1,346,255            1,408,804
   GNMA I SF 30 Year, 7.00%, 10/15/09 - 2/15/32 ......................................             2,503,416            2,627,888
   GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .....................................               274,953              295,669
   GNMA I SF 30 Year, 8.00%, 1/15/17 - 1/15/28 .......................................               812,661              878,280
   GNMA I SF 30 Year, 8.25%, 4/15/06 - 10/15/21 ......................................               493,649              530,434
   GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 .......................................               819,694              898,455
   GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 .......................................               276,225              295,563
   GNMA I SF 30 Year, 9.50%, 10/15/09 - 10/15/20 .....................................               215,267              231,201
   GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .....................................                35,565               40,146
   GNMA I SF 30 Year, 10.50%, 1/15/16 ................................................                 1,257                1,425
   GNMA II SF 15 Year, 9.00%, 8/20/06 - 12/20/06 .....................................                 1,714                1,736
   GNMA II SF 30 Year, 5.00%, 9/20/33 ................................................            12,294,349           12,132,790
   GNMA II SF 30 Year, 5.00%, 1/20/34 ................................................             8,803,936            8,680,942
   GNMA II SF 30 Year, 6.00%, 3/20/34 ................................................             5,772,292            5,934,627
   GNMA II SF 30 Year, 6.00%, 4/20/34 - 6/20/34 ......................................             5,914,025            6,077,073
   GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ......................................             2,781,215            2,901,562
   GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 .....................................             4,323,400            4,556,819
   GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .....................................             2,895,003            3,098,047
   GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ......................................               285,586              307,659
   GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ......................................                94,729              102,810
   GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .....................................                19,660               21,583
   GNMA II SF 30 Year, 10.50%, 6/20/20 ...............................................                    89                  101
                                                                                                                     ------------
                                                                                                                       66,277,714
                                                                                                                     ------------
(b)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
   GNMA, 3.75%, 7/20/27 ..............................................................               567,150              576,167
   GNMA, 4.125%, 11/20/25 ............................................................               187,148              190,736
                                                                                                                     ------------
                                                                                                                          766,903
                                                                                                                     ------------
   TOTAL MORTGAGE BACKED SECURITIES (COST $357,096,038) ..............................                                355,965,925
                                                                                                                     ------------
   ASSET-BACKED SECURITIES 16.0%
(b)AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 3.09%, 12/22/27 .....................             1,321,408            1,322,719
   Ameriquest Mortgage Securities Inc., 2003-10, AF3, 3.23%, 12/25/33 ................             3,199,135            3,184,025
   Asset Backed Funding Certificates, 2001-AQ1, M1, 6.863%, 5/20/32 ..................             6,000,000            6,049,639
   Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6, 1A4, 4.499%, 8/25/30            10,000,000            9,904,687
   Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%, 1/25/33 ..............             4,000,000            3,997,312
   Contimortgage Home Equity Loan Trust, 99-3, A6, 7.68%, 12/25/29 ...................               395,597              401,580
   Countrywide Asset-Backed Certificates, 2003-5, AF2, 3.042%, 4/25/25 ...............               198,700              198,385
   Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32 ...............             2,850,000            2,787,175
   Countrywide Asset-Backed Certificates, 2004-12, AF6, 4.634%, 3/25/35 ..............             2,862,000            2,817,009
   Countrywide Asset-Backed Certificates, 2004-13, AF6, 4.581%, 4/25/35 ..............               750,000              728,994
   Equity One ABS Inc., 2004-1, AF6, 4.205%, 4/25/34 .................................             5,000,000            4,916,406


14 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       ASSET-BACKED SECURITIES (CONT.
       FNMA Grantor Trust, 2003-T4, 2A3, 2.859%, 12/26/29 ................................      $    127,967         $    127,737
       FNMA Whole Loan, 2003-W16, AF3, 2.91%, 11/25/33 ...................................           829,968              827,196
    (b)Morgan Stanley Capital I, 2002-NC4, A2, FRN, 3.25%, 9/25/32 .......................           384,308              384,820
       Residential Asset Mortgage Products Inc., 2003-RS11, AI2, 3.047%, 3/25/25 .........           250,000              249,432
       Residential Asset Mortgage Products Inc., 2003-RS11, AI4, 4.257%, 6/25/29 .........           500,000              497,455
    (b)Residential Asset Securities Corp., 2000-KS2, AII, FRN, 3.10%, 3/25/30 ............         2,122,083            2,123,878
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32 ................         2,500,000            2,475,271
       Residential Funding Mortgage Securities II, 2002-HI5, A4, 4.04%, 7/25/15 ..........         1,721,061            1,718,600
       Residential Funding Mortgage Securities II, 2004-HI2, A4, 5.24%, 9/25/18 ..........         5,000,000            5,007,508
       Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%, 8/25/34 ..........         4,000,000            3,925,312
    (b)Travelers Mortgage Services Inc., 1998-5A, A, FRN, 4.22%, 12/25/18 ................           244,068              245,464
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .........................           100,000              102,723
       Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 .......................         6,868,000            6,824,292
                                                                                                                     ------------
       TOTAL ASSET-BACKED SECURITIES (COST $61,351,597) ..................................                             60,817,619
                                                                                                                     ------------
       TOTAL LONG TERM INVESTMENTS (COST $418,447,635) ...................................                            416,783,544
                                                                                                                     ------------
       SHORT TERM INVESTMENT 4.0%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $99,590) 0.0%(c)
(d),(e)U.S. Treasury Bill, 5/26/05 .......................................................           100,000               99,602
                                                                                                                     ------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $418,547,225) ...........................                            416,883,146
                                                                                                                     ------------
                                                                                                ------------
                                                                                                   SHARES
                                                                                                ------------
       MONEY FUND (COST $15,297,151) 4.0%
    (f)Franklin Institutional Fiduciary Trust Money Market Portfolio .....................        15,297,151           15,297,151
                                                                                                                     ------------
       TOTAL INVESTMENTS (COST $433,844,376) 113.8% ......................................                            432,180,297
       OTHER ASSETS, LESS LIABILITIES (13.8)% ............................................                            (52,619,970)
                                                                                                                     ------------
       NET ASSETS 100.0% .................................................................                           $379,560,327
                                                                                                                     ============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Notes
GL  - Government Guaranteed Loan
PC  - Participation Certificate
PL  - Project Loan
SF  - Single Family

(a)   See Note 1(b) regarding securities purchased on a to-be-announced basis.

(b)   The coupon shown represents the rate at period end.

(c)   Rounds to less than 0.05% of net assets.

(d)   On deposit with broker for initial margin on futures contracts (Note 1c).

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...........................................................         $ 418,547,225
  Cost - Sweep Money Fund (Note 7) ......................................................            15,297,151
                                                                                                  -------------
  Total cost of investments .............................................................           433,844,376
                                                                                                  =============
  Value - Unaffiliated issuers ..........................................................           416,883,146
  Value - Sweep Money Fund (Note 7) .....................................................            15,297,151
                                                                                                  -------------
  Total value of investments ............................................................           432,180,297
 Receivables:
  Investment securities sold ............................................................               511,762
  Capital shares sold ...................................................................               730,568
  Interest ..............................................................................             1,665,265
  Variation margin ......................................................................                10,156
                                                                                                  -------------
      Total assets ......................................................................           435,098,048
                                                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased .......................................................            53,433,566
  Capital shares redeemed ...............................................................             1,625,173
  Affiliates ............................................................................               144,095
  Distributions to shareholders .........................................................               265,021
  Funds advanced by custodian ...........................................................                 2,790
 Other liabilities ......................................................................                67,076
                                                                                                  -------------
    Total liabilities ...................................................................            55,537,721
                                                                                                  -------------
       Net assets, at value .............................................................         $ 379,560,327
                                                                                                  =============
Net assets consist of:
 Distributions in excess of net investment income .......................................         $  (2,497,352)
 Net unrealized appreciation (depreciation) .............................................            (1,594,313)
 Accumulated net realized gain (loss) ...................................................            (9,792,461)
 Paid-in capital ........................................................................           393,444,453
                                                                                                  -------------
       Net assets, at value .............................................................         $ 379,560,327
                                                                                                  =============
CLASS A:
 Net assets, at value ...................................................................         $ 379,560,327
                                                                                                  =============
 Shares outstanding .....................................................................            38,723,302
                                                                                                  =============
 Net asset value per share(a) ...........................................................         $        9.80
                                                                                                  =============
 Maximum offering price per share (net asset value per share / 95.75%) ..................         $       10.23
                                                                                                  =============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF OPERATIONS
for the six months ended March 31, 2005 (unaudited)

Investment income:
  Dividends from Sweep Money Fund (Note 7) ..............................................         $     105,259
  Interest ..............................................................................             8,394,795
                                                                                                  -------------
      Total investment income ...........................................................             8,500,054
                                                                                                  -------------
Expenses:
  Management fees (Note 3) ..............................................................               730,809
  Transfer agent fees (Note 3) ..........................................................               214,004
  Custodian fees (Note 4) ...............................................................                 4,954
  Reports to shareholders ...............................................................                20,261
  Registration and filing fees ..........................................................                19,522
  Professional fees .....................................................................                11,852
  Trustees' fees and expenses ...........................................................                15,215
  Other .................................................................................                13,239
                                                                                                  -------------
      Total expenses ....................................................................             1,029,856
      Expense reductions (Note 4) .......................................................                  (198)
                                                                                                  -------------
       Net expenses .....................................................................             1,029,658
                                                                                                  -------------
        Net investment income ...........................................................             7,470,396
                                                                                                  -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................................               666,831
  Financial futures contracts ...........................................................                11,387
                                                                                                  -------------
        Net realized gain (loss) ........................................................               678,218
  Net change in unrealized appreciation (depreciation) on investments ...................            (4,820,294)
                                                                                                  -------------
Net realized and unrealized gain (loss) .................................................            (4,142,076)
                                                                                                  -------------
Net increase (decrease) in net assets resulting from operations .........................         $   3,328,320
                                                                                                  =============


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended March 31, 2005 (unaudited) and the year ended September 30, 2004

                                                                                        -------------------------------------
                                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                                         MARCH 31, 2005    SEPTEMBER 30, 2004
                                                                                        -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................       $   7,470,396        $  12,971,632
  Net realized gain (loss) from investments and financial futures contracts ........             678,218            3,952,678
  Net change in unrealized appreciation (depreciation) on investments ..............          (4,820,294)             (66,011)
                                                                                        -------------------------------------
  Net increase (decrease) in net assets resulting from operations ..................           3,328,320           16,858,299
 Distributions to shareholders from net investment income ..........................          (9,599,815)         (21,406,995)
 Capital share transactions (Note 2) ...............................................           8,982,208          (40,430,232)
 Redemption fees ...................................................................               1,546                   52
                                                                                        -------------------------------------
       Net increase (decrease) in net assets .......................................           2,712,259          (44,978,876)
Net assets:
 Beginning of period ...............................................................         376,848,068          421,826,944
                                                                                        -------------------------------------
 End of period .....................................................................       $ 379,560,327        $ 376,848,068
                                                                                        =====================================
Distributions in excess of net investment income included in net assets:
 End of period .....................................................................       $  (2,497,352)       $    (367,933)
                                                                                        =====================================


18 | See notes to financial statements. | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

U.S. Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                          Semiannual Report | 19

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the Fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

D. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

E. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


20 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund's shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2005, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                         ----------------------------------------------------------
                                                             SIX MONTHS ENDED                  YEAR ENDED
                                                              MARCH 31, 2005               SEPTEMBER 30, 2004
                                                         ----------------------------------------------------------
                                                           SHARES        AMOUNT          SHARES         AMOUNT
                                                         ----------------------------------------------------------
Shares sold ....................................          4,383,449   $ 43,528,798      9,677,050   $    96,610,106
Shares issued in reinvestment
 of distributions ..............................            807,707      8,002,806      1,741,712        17,351,096
Shares redeemed ................................         (4,291,894)   (42,549,396)   (15,506,489)     (154,391,434)
                                                         ----------------------------------------------------------
Net increase (decrease) ........................            899,262   $  8,982,208     (4,087,727)  $   (40,430,232)
                                                         ==========================================================


                                                          Semiannual Report | 21

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Servces, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

-----------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
-----------------------------------------------------------------------------
       .40%               First $250 million
       .38%               Over $250 million, up to and including $500 million
       .36%               In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received ..............................    $    49,897
Contingent deferred sales charges retained ..............    $       352

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $214,004, of which $127,449 was retained by Investor Services.

E. OTHER AFFILIATED TRANSACTIONS

At March 31, 2005, Advisers owned 19.57% of the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.


22 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

5. INCOME TAXES

At September 30, 2004, the Fund had tax basis capital losses of $6,223,578 which may be carried over to offset future capital gains. Such losses expire in 2012.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll transactions and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, mortgage dollar roll transactions, financial futures transactions, and paydown losses.

At September 30, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $4,265,047. For tax purposes, such losses will be reflected in the year ending September 30, 2005.

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of Investments ......................    $   434,317,047
                                              ===============
Unrealized appreciation ..................    $     1,069,672
Unrealized depreciation ..................         (3,206,422)
                                              ---------------
Net unrealized appreciation ..............    $    (2,136,750)
                                              ===============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended March 31, 2005, aggregated $284,558,608 and $291,122,766, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 23

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

8. FINANCIAL FUTURES CONTRACTS

As of March 31, 2005, the Fund had the following financial futures contracts outstanding:

-----------------------------------------------------------------------------------------------
                                       NUMBER OF                      CONTRACT      UNREALIZED
CONTRACTS TO BUY                       CONTRACTS   DELIVERY DATES    FACE VALUE     GAIN (LOSS)
-----------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note ..........      30         06/01/05       $3,000,000      $ (3,047)
U.S. Treasury Long Bond .............      30         06/01/05       $3,000,000      $(19,687)

-----------------------------------------------------------------------------------------------
                                       NUMBER OF                      CONTRACT      UNREALIZED
CONTRACTS TO SELL                      CONTRACTS   DELIVERY DATES    FACE VALUE     GAIN (LOSS)
-----------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Note ...........      20         06/01/05       $4,000,000       $ 1,875
U.S. Treasury 5 Year Note ...........      50         06/01/05       $5,000,000       $90,625

9. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.


24 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the Trust and other funds.


                                                          Semiannual Report | 25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


26 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees (the "Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis utilizing expense allocation methodologies deemed reasonable by the Fund's independent accountants. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, as well as a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. The following discusses factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board believes the overall services provided by the Manager and its affiliates to the Fund and its shareholders to be of high quality. In addition to investment performance and expenses of the Fund discussed later, such belief was based, in part, upon periodic reports furnished the Board showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends


                                                          Semiannual Report | 27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had been favorably reported on in discussions with the Fund's outside accountants and had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third party report on portfolio execution, as well as the quality of the compliance procedures and Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager. The Board believed such services to be of high quality, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who personally make calls and deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. Particular Board emphasis was given to the investment performance of the Fund in view of its importance to shareholders. In assessing such performance, primary reliance was placed upon the Lipper report prepared for the Fund showing its investment performance during 2004, as well as on a cumulative basis during the previous ten year period in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The Board noted that the income performance for the Fund during 2004 and in each of the previous ten years as shown in the Lipper report was in the first or top quintile of its Lipper performance universe and that its total return was also in the first or top quintile in 2004 and for the previous ten years on an annualized basis. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with its Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense


28 | Semiannual Report

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the effective management fee rate for the Fund and its actual total expenses were in the first or lowest quintile of its Lipper expense group, and that this was true whether such expenses were computed including or excluding 12b-1 fees. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense peer group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sell Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that such methodology was subject to review and testing by the Fund's outside accountants every other year. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses.


                                                          Semiannual Report | 29

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment advisory contract provides an initial fee of .40% on the first $250 million of assets; .38% on the next $250 million of assets; and .36% on assets in excess of $500 million. The Fund had assets of approximately $380 million at the end of 2004 and the Board was satisfied that any economies of scale realized by the Manager were being shared with the Fund and its shareholders at the Fund's existing size.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


30 | Semiannual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II1

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4), (5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return
Fund Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906


|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com.
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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN STRATEGIC
MORTGAGE PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

157 S2005 05/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date    May 20, 2005